Commitments and Contingencies	12 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

16 — COMMITMENTS AND CONTINGENCIES

From time to time, the Company are parties to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Legal proceedings

On June 28, 2024, Shanghai Chenxi Technology Group Co., Ltd. (“Shanghai Chenxi”) filed a lawsuit against Sunshine Insurance Brokers and Zhibao China at Shanghai Pudong New Area People’s Court, in connection with the breach of contract pursuant to Internet Insurance Marketing Promotion Cooperation Agreement. In this lawsuit, Shanghai Chenxi requested Sunshine Insurance Brokers and Zhibao China to be jointly liable in repaying promotion service fees of approximately RMB 14.2 million, together with a penalty of approximately RMB 10,883, litigation costs and litigation preservation fees pursuant to such Internet Insurance Marketing Promotion Cooperation Agreement.  Shanghai Chenxi filed a lawsuit against Shanghai Anyi at Shanghai Pudong New Area People’s Court, in connection with the breach of contract pursuant to Brand Promotion and Communication Service Agency Procurement Framework Agreement. In this lawsuit, Shanghai Chenxi requested Shanghai Anyi to repay promotion service fees of approximately RMB 0.9 million, together with a penalty of approximately RMB 12,764, attorney fees of RMB 40,000 and litigation costs, litigation preservation fees pursuant to such Brand Promotion and Communication Service Agency Procurement Framework Agreement. On December 5, 2024 and February 26, 2025, Shanghai Pudong New Area People’s Court separately issued two civil mediation documents, confirming that Shanghai Chenxi reached mediation agreements with Sunshine Insurance Brokers and Zhibao China. In the mediation agreement, Sunshine Insurance Brokers agreed to pay Shanghai Chenxi a total promotion service fees of RMB 13,257,049, along with case acceptance fees and litigation preservation fees of RMB 26,577. Sunshine Insurance Brokers has made the majority of due payment of RMB 2,370,484 for the year ended June 30, 2025, with outstanding payable of approximately RMB1.2 million.

On June 3, 2024, Beijing Tiantan Puhua International Hospital (“Tiantan Puhua”) filed a lawsuit at Shanghai Pudong New Area People’s Court against Taiping Property Insurance Co., Ltd. Shanghai Branch (“Taiping Shanghai”), Shanghai Jibeiji Enterprise Management Consulting Co., Ltd. (“Jibeiji”) & Zhibao China (Peter William Anthony Hogg as the third party), in connection with exercise of subrogation rights regarding the third party’s outstanding medical expenses to Tiantan Puhua. In this lawsuit, Tiantan Puhua requested Taiping Shanghai to repay medical expenses of approximately RMB 1.4 million, together with relevant interests and all litigation costs. Tiantan Puhua requested Jibeiji & Zhibao China to bear joint liability in repaying the aforementioned medical expenses and relevant interests. As of the date of this annual report, the case is still pending.

On June 5, 2025, Changzhou Anzhuo Logistics Co., Ltd. (“Changzhou Anzhuo”) filed a lawsuit at Anhui Xiaoxian People’s Court against Shanghai Asia Pacific Insurance Brokerage (“Shanghai API”) & Sunshine Insurance Brokers and Yang Xiurong. In this lawsuit, Changzhou Anzhuo requested Shanghai API, Sunshine Insurance Brokers and Yang Xiurong, collectively, to repay approximately RMB 0.5 million, together with relevant interests and all litigation costs. Changzhou Anzhuo requested Shanghai API, Sunshine Insurance Brokers and Yang Xiurong to bear joint liability in repaying the aforementioned medical expenses and relevant interests. As of the date of this annual report, the case is still pending.

Other than the above, the Company did not have other significant commitments, long-term obligations, significant contingencies or guarantees as of June 30, 2024 and 2025.